Nature of Operations and Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands, € in Millions, shares in Millions								3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 15, 2022 shares	Sep. 02, 2022 shares	Sep. 01, 2022 shares	Aug. 29, 2022 USD ($) D $ / shares	Feb. 09, 2022 USD ($)	Feb. 09, 2022 EUR (€)	Oct. 25, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 item	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022	Mar. 07, 2022	Dec. 31, 2021 item	Dec. 31, 2021 subsidiary	Sep. 15, 2021	Mar. 03, 2021
Acquisitions and Divestitures
Number of operating segments | segment												1		1
Number of business units | item												7		7
Number of businesses acquired | item										4		1		4
Number of pillars for electric vehicles | item												3
Escrow desposit					$ 60,300	€ 52.5
Warranty liability									$ 600			$ 600		$ 500
Cash and cash equivalents									85,508			85,508		269,863	$ 165,764
Number of subsidiaries requiring capital liquidity requirements																			2	2
Capital liquidity requirements from subsidiaries														2,200
Accounts payable and accrued expenses														15,600
Other current liabilities									12,792			12,792		7,137	2,235
Current contingent consideration									722			722		648	1,325
Current portion of operating lease liabilities									3,926			3,926		3,086	115
Payments of short-term and long-term debt														58,100
Net loss									(39,273)		$ (6,847)	(68,364)	$ (13,450)	(256,725)	(111,581)	$ (96,829)
Accumulated deficit									(672,037)			$ (672,037)		$ (605,758)	(349,747)
Number of additional businesses acquired | item												2		2
Principal									$ 33,598			$ 33,598		$ 57,811	565
Interest rate in event of default									18.00%			18.00%
Negative cash flow from operating activities												$ 82,369	$ 10,370	75,530	$ 41,468	$ 13,784
Subsequent Event
Acquisitions and Divestitures
Escrow desposit					60,300	52.5
Cash and cash equivalents								$ 85,500	$ 85,500			85,500
Negative cash flow from operating activities												$ 81,800
Subsequent Event | Standby Equity Purchase Agreement
Acquisitions and Divestitures
Number of shares issued (in shares) | shares	150.0	60.0	60.0
Transaction period		36 months	36 months
Purchase price equal to percentage of market price		95.00%	95.00%
Shares issued as a percentage of outstanding stock		19.90%	5.00%
Subsequent Event | Maximum | Standby Equity Purchase Agreement
Acquisitions and Divestitures
Number of shares issued (in shares) | shares		5.0
Convertible Debenture
Acquisitions and Divestitures
Principal and accrued and unpaid interest														17,600
Convertible Debenture | Convertible Debt
Acquisitions and Divestitures
Interest rate in event of default							18.00%
YA II PN, Ltd | Convertible Debenture | Subsequent Event
Acquisitions and Divestitures
Conversion price (in dollars per share) | $ / shares				$ 1.50
Convertible notes payable				$ 16,700
Threshold percentage				85.00%
Threshold consecutive trading days | D				7
Conversion price of common stock | $ / shares				$ 0.20
YA II PN, Ltd | Convertible Debenture | Convertible Debt
Acquisitions and Divestitures
Principal							$ 75,000
Total purchase price in asset acquisition							$ 75,000
Interest rate							4.00%
Interest rate in event of default							18.00%
Conversion price (in dollars per share) | $ / shares							$ 1.88
Redemption of unpaid principal per month							$ 8,300
Principal and accrued and unpaid interest														17,500
Convertible notes payable														57,500
Other Commitment, Aggregate Committed Investment
Acquisitions and Divestitures
Investments														25,000
Investment Funding
Acquisitions and Divestitures
Investments to be called at any time														20,400
Consolidated Entities
Acquisitions and Divestitures
Number of operating segments | segment												1
Number of business units | item												2
Cash and cash equivalents														400
PRC
Acquisitions and Divestitures
Cash and cash equivalents														11,800
PRC | Subsequent Event
Acquisitions and Divestitures
Cash and cash equivalents								12,200	12,200			$ 12,200
PRC | Consolidated Entities | Subsequent Event
Acquisitions and Divestitures
Cash and cash equivalents								$ 2,200	$ 2,200			$ 2,200
Energica
Acquisitions and Divestitures
Equity method investment, ownership percentage																					20.00%
Escrow desposit					$ 60,300	€ 52.5
Percentage threshold																		90.00%
Energica | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage								70.00%
Energica | Energica Founders | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage								29.00%
Energica Motor Company, Inc.
Acquisitions and Divestitures
Equity method investment, ownership percentage																					20.00%	20.00%
Percentage threshold																		90.00%
Energica Motor Company, Inc. | Subsequent Event
Acquisitions and Divestitures
Percentage threshold																		90.00%
Energica Motor Company, Inc. | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage								70.00%									70.00%
Energica Motor Company, Inc. | Energica Founders | Forecast | Subsequent Event
Acquisitions and Divestitures
Equity method investment, ownership percentage								29.00%									29.00%
VIA Motors International, Inc.
Acquisitions and Divestitures
Percentage of ownership interest acquired									100.00%			100.00%
Purchase price												$ 630,000
Cash paid at closing, including working capital estimates												450,000		$ 62,900
Fair value of contingent consideration												$ 180,000
VIA Motors International, Inc. | Forecast
Acquisitions and Divestitures
Percentage of ownership interest acquired								100.00%
Purchase price								$ 630,000
Cash paid at closing, including working capital estimates								450,000
Fair value of contingent consideration								180,000
Bridge loan to related party								11,700
Transaction fees								45,000
Operational and capital funding								$ 260,000